Principal Activities, Basis of Presentation, and Summary of Significant Accounting Policies - Additional Information (Detail) $ in Thousands		12 Months Ended
	Dec. 16, 2015	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Description Of Business Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Reverse share split ratio	5
Finite lived intangible assets, useful life		3 years
Operating lease, carrying amount of land and buildings		$ 1,391	$ 1,663	$ 1,677
Operating lease, rental income		69	73	74
Operating lease, minimum rental income to be received through, February 2016		8
Advertising expenses		3,100	888	$ 676
Prepaid advertising		$ 5	12
Capitalized software development cost
Description Of Business Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Finite lived intangible assets, useful life		3 years
Property Available for Operating Lease
Description Of Business Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Operating lease, carrying amount of land and buildings		$ 1,100	1,100
Restricted Cash
Description Of Business Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Escrow account		1,000	1,500
Performance Bonds | Restricted Cash
Description Of Business Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Escrow account		$ 1,000	$ 1,500
Prepaid Licensing and Royalty Fees | Minimum
Description Of Business Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Finite lived intangible assets, useful life		2 years
Prepaid Licensing and Royalty Fees | Maximum
Description Of Business Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Finite lived intangible assets, useful life		5 years